Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	Stockholders’ Equity

Common stock - Effective October 25, 2010, in conjunction with the merger of SG Blocks, LLC and SG Blocks, Inc., the members of SG Blocks, LLC received the number of shares of common stock of the Company which was equal to their percentage ownership interest in the LLC.  The total shares issued were 966,000 shares.  The total amount of capital contributed to the LLC since its inception was $1,267,533 and was transferred to additional paid in capital of the Company.

Issuance of common stock – For the year ended December 31, 2010, the Company issued 65,048 shares of common stock for a total amount of $160,000. For the nine months ended September 30, 2011, the Company issued 240,000 shares of common stock for a total amount of $1,200,000.

Repurchase and retirement of common stock – During 2010, the Company repurchased and retired 17,749 shares of its common stock for a total amount of $50,000.

Private offering memorandum - In September 2010, the Company offered through a private offering memorandum (“PPM”) to sell up to 800,000 shares of its common stock at $5 per share.  As of December 31, 2010, the Company had sold 575,000 shares and raised $2,875,000 through this PPM.  The Company incurred $431,450 in closing costs from the PPM, and also issued warrants valued at $112,349 (See Note 14).

The Company as part of the PPM has share agreements which contain registration rights that have a cash penalty payable monthly to the shareholders equal to 1% of the proceeds of the offering based on certain criteria not being met as defined in the share agreements.  As required under ASC Subtopic 450-20 “Loss Contingencies”, the Company must accrue an estimated loss for a loss contingency if information available before the financial statements are issued indicates that it is both probable and reasonably estimated.  The Company does not consider this loss as being probable and does not consider it necessary to establish a reserve for an estimated loss accrual as of December 31, 2010 and September 30, 2011.